Note 8 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Property and equipment, gross		$ 96,229		$ 87,143		$ 57,181
Less: Accumulated depreciation		(53,501)		(39,162)		(24,651)
Property and equipment, net		42,728		47,981		32,530
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets	[1],[3]	52,059	[2]	56,152	[2],[4]	35,485	[4]
URUGUAY
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets		37,991		43,134		33,208
ARGENTINA
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets		930		1,346		1,250
SPAIN
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets		828		729		791
NETHERLANDS
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets		11,820		9,471		0
Other Countries [Member]
Property, Plant And Equipment And Operating Lease, Right-of-Use Assets		490		$ 1,472		236
Satellites in Orbit [Member]
Property and equipment, useful life (Year)				3 years
Property and equipment, gross				$ 54,370		43,716
Satellites Under Construction [Member]
Property and equipment, gross		16,032		22,194		10,558
Leasehold Improvements [Member]
Property and equipment, gross		$ 7,601		$ 6,433		769
Leasehold Improvements [Member] | Minimum [Member]
Property and equipment, useful life (Year)		5 years		5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and equipment, useful life (Year)		10 years		10 years
Property, Plant and Equipment, Other Types [Member]
Property and equipment, gross		$ 4,227		$ 4,146		$ 2,138
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property and equipment, useful life (Year)		3 years		3 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property and equipment, useful life (Year)		10 years		10 years

[1]	Non-current assets include property and equipment, net and operating lease right-of-use assets.
[2]	Presentation in the table is based on the geographic location of the entity that holds the assets.
[3]	We do not have any non-current assets in the country of incorporation of the holding company.
[4]	The presentation in the table above is based on the geographic location of the entity that holds the assets.